9. COMMON STOCK (Details 1) (USD $)	12 Months Ended
Dec. 31, 2014
Option Outstanding
Number of Options	13,779,000
Aggregate Intrinsic Value, (C$)	$ 0
Number of Options Exercisable
Number of Options Exercisable	13,779,000
Aggregate Intrinsic Value ($C)	0
Stock Option One [Member]
Option Outstanding
Number of Options	300,000
Exercise Price, ($C)	$ 2.34
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Sep. 22, 2015
Number of Options Exercisable
Number of Options Exercisable	300,000
Aggregate Intrinsic Value ($C)	0
Stock Option Two [Member]
Option Outstanding
Number of Options	1,172,500
Exercise Price, ($C)	$ 2.86
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Nov. 22, 2015
Number of Options Exercisable
Number of Options Exercisable	1,172,500
Aggregate Intrinsic Value ($C)	0
Stock Option Three [Member]
Option Outstanding
Number of Options	200,000
Exercise Price, ($C)	$ 3.47
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Jan. 04, 2016
Number of Options Exercisable
Number of Options Exercisable	200,000
Aggregate Intrinsic Value ($C)	0
Stock Option Four [Member]
Option Outstanding
Number of Options	125,000
Exercise Price, ($C)	$ 2.94
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Mar. 08, 2016
Number of Options Exercisable
Number of Options Exercisable	125,000
Aggregate Intrinsic Value ($C)	0
Stock Option Five [Member]
Option Outstanding
Number of Options	150,000
Exercise Price, ($C)	$ 2.05
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Jul. 07, 2016
Number of Options Exercisable
Number of Options Exercisable	150,000
Aggregate Intrinsic Value ($C)	0
Stock Option Six [Member]
Option Outstanding
Number of Options	100,000
Exercise Price, ($C)	$ 2.23
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Jul. 15, 2016
Number of Options Exercisable
Number of Options Exercisable	100,000
Aggregate Intrinsic Value ($C)	0
Stock Option Seven [Member]
Option Outstanding
Number of Options	1,561,500
Exercise Price, ($C)	$ 1.25
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Jan. 06, 2017
Number of Options Exercisable
Number of Options Exercisable	1,561,500
Aggregate Intrinsic Value ($C)	0
Stock Option Eight [Member]
Option Outstanding
Number of Options	100,000
Exercise Price, ($C)	$ 0.73
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Jun. 18, 2017
Number of Options Exercisable
Number of Options Exercisable	100,000
Aggregate Intrinsic Value ($C)	0
Stock Option Nine [Member]
Option Outstanding
Number of Options	4,680,000
Exercise Price, ($C)	$ 0.56
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Mar. 15, 2018
Number of Options Exercisable
Number of Options Exercisable	4,680,000
Aggregate Intrinsic Value ($C)	0
Stock Option Ten [Member]
Option Outstanding
Number of Options	50,000
Exercise Price, ($C)	$ 0.32
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Apr. 09, 2018
Number of Options Exercisable
Number of Options Exercisable	50,000
Aggregate Intrinsic Value ($C)	0
Stock Option Eleven [Member]
Option Outstanding
Number of Options	150,000
Exercise Price, ($C)	$ 0.34
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Jun. 27, 2018
Number of Options Exercisable
Number of Options Exercisable	150,000
Aggregate Intrinsic Value ($C)	0
Stock Option Twelve [Member]
Option Outstanding
Number of Options	2,375,000
Exercise Price, ($C)	$ 0.30
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Dec. 19, 2018
Number of Options Exercisable
Number of Options Exercisable	2,375,000
Aggregate Intrinsic Value ($C)	0
Stock Option Thirteen [Member]
Option Outstanding
Number of Options	2,815,000
Exercise Price, ($C)	$ 0.21
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Dec. 22, 2019
Number of Options Exercisable
Number of Options Exercisable	2,815,000
Aggregate Intrinsic Value ($C)	$ 0